SIGNED
SEC. File Nos. 33-19514
               811-5446

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

   FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 14
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 15

INTERMEDIATE BOND FUND OF AMERICA
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Robert E. Carlson, Esq.
PAUL, HASTING, JANOFSKY & WALKER LLP
555 S. Flower Street
Los Angeles, CA 90071-2371
(Counsel for the Registrant)

   Title of Securities being registered: Shares of Beneficial Interest

   Approximate date of proposed public offering:
It is proposed that this filing become effective on November 1, 1997, pursuant to paragraph (b) of rule 485.


                         INTERMEDIATE BOND FUND OF AMERICA
                             CROSS REFERENCE SHEET

Item Number of                                   Captions in Prospectus (Part "A")
Part "A" of Form N-1A

 1.    Cover Page                                Cover Page

 2.    Synopsis                                  Expenses

 3.    Condensed Financial Information           Financial Highlights; Investment Results

 4.    General Description of Registrant         Investment  Policies and Risks

 5.    Management of the Fund                    Financial Highlights;

                                                 Fund Organization and Management

 6.    Capital Stock and Other Securities        Investment Policies and Risks;

                                                 Securities and Investment Techniques;

                                                 Fund Organization and Management;

                                                 Dividends, Distributions and Taxes

 7.    Purchase of Securities Being Offered      Purchasing Shares; Other Important Things to Remember

 8.    Redemption or Repurchase                  Selling Shares

 9.    Legal Proceedings                         N/A




Item Number of                                   Captions in Statement of
Part "B" of Form N-1A                            Additional Information (Part "B")

10.    Cover Page                                Cover

11.    Table of Contents                         Table of Contents

12.    General Information and History           N/A

13.    Investment Objectives and Policies        Description of Securities and Investment Techniques;

                                                 Investment Restrictions

14.    Management of the Registrant              Fund Officers and Trustees

15.    Control Persons and Principal Holders     Fund Officers and Trustees

       of Securities

16.    Investment Advisory and Other Services    Fund Officers and Trustees; Management;

                                                 General Information

17.    Brokerage Allocation and Other Practices  Execution of Portfolio Transactions

18.    Capital Stock and Other Securities        None

19.    Purchase, Redemption and Pricing of       Purchase of Shares; Redeeming Shares; Shareholder

       Securities Being Offered                  Account Services and Privileges

20.    Tax Status                                Dividends, Distributions and Federal Taxes

21.    Underwriter                               Management -- Principal Underwriter

22.    Calculation of Performance Data           Investment Results

23.    Financial Statements                      Financial Statements




Item in Part "C"

24.    Financial Statements and Exhibits

25.    Persons Controlled by or under

       Common Control with Registrant

26.    Number of Holders of Securities

27.    Indemnification

28.    Business and Other Connections of

       Investment Adviser

29.    Principal Underwriters

30.    Location of Accounts and Records

31.    Management Services

32.    Undertakings



       Signature Page


                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                             Intermediate Bond Fund
                                 of America(R)

                                   Prospectus


                                 NOVEMBER 1, 1997

INTERMEDIATE BOND FUND OF AMERICA
333 South Hope Street
Los Angeles, CA 90071

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                     3    Investment Results                     10
 ................................  .............................................
Financial Highlights         4    Dividends, Distributions and Taxes     11
 ................................  .............................................
Investment Policies and           Fund Organization and Management       12
  Risks                      5
 ................................  .............................................
Securities and Investment
  Techniques                 6    Shareholder Services                   15
 ................................
Multiple Portfolio
  Counselor System           9
--------------------------------------------------------------------------------

The fund's investment objective is to provide investors with current income consistent with its stated maturity and quality standards and preservation of capital. It seeks to achieve this objective primarily through investing in bonds with effective maturities of between 3 and 10 years.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   23-010-1197

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

EXPENSES
The effect of the expenses described below is reflected in the fund's share price and return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's assets and are factored into its share price.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)                                        4.75%
 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Management fees                                                          .40%
 ................................................................................
12b-1 expenses                                                           .30%/1/
 ................................................................................
Other expenses                                                           .12%
 ................................................................................
Total fund operating expenses                                            .82%

/1/ 12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                                   $ 55
 ................................................................................
Three years                                                                $ 72
 ................................................................................
Five years                                                                 $ 91
 ................................................................................
Ten years                                                                  $144

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information has been audited by Deloitte & Touche llp, independent auditors. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                    YEAR ENDED AUGUST 31
                                                    ....................
                           1997    1996    1995    1994     1993    1992    1991    1990    1989    1988/1/
            -------------------------------------------------------------------------------------------------
Net asset value,
beginning of year         $13.26  $13.52  $13.38  $ 14.64  $14.28  $13.69  $13.37  $13.78  $13.81  $   14.29
-------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                       .86     .88     .93      .95    1.00    1.09    1.21    1.20    1.25        .61
 ............................................................................................................
Net realized and
unrealized gain (loss)
on investments               .15    (.27)    .13    (1.20)    .37     .59     .30    (.35)   (.07)      (.48)
 ............................................................................................................
Total income (loss) from
investment operations       1.01     .61    1.06     (.25)   1.37    1.68    1.51     .85    1.18        .13
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
investment income           (.85)   (.87)   (.92)    (.94)  (1.01)  (1.09)  (1.19)  (1.26)  (1.21)      (.61)
 ............................................................................................................
Distributions from
capital gains                 --      --      --     (.07)     --      --      --      --      --         --
 ............................................................................................................
Total distributions         (.85)   (.87)   (.92)   (1.01)  (1.01)  (1.09)  (1.19)  (1.26)  (1.21)      (.61)
 ............................................................................................................
Net asset value,
end of year               $13.42  $13.26  $13.52   $13.38  $14.64  $14.28  $13.69  $13.37  $13.78     $13.81
 ............................................................................................................
Total return/2/            7.83%   4.63%   8.33%  (1.80)%   9.95%  12.79%  11.73%   6.43%   8.99%       .93%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)        $1,338  $1,429  $1,501  $ 1,626  $1,686  $1,215  $  407  $  162  $  100  $      67
 ............................................................................................................
Ratio of expenses
to average net assets       .82%    .80%    .78%     .83%    .82%    .90%   1.00%   1.00%    .88%    .41%/3/
 ............................................................................................................
Ratio of net income
to average net assets      6.40%   6.53%   6.96%    6.79%   7.00%   7.66%   8.67%   8.75%   9.12%   4.79%/3/
 ...........................................................................................................
Portfolio
turnover rate             41.55%  48.25%  71.91%   52.94%  42.59%  45.01%  83.00%  86.10%  76.10%  22.40%/3/

/1/ The period ended August 31, 1988 represents the initial period of operations from February 19, 1988 to August 31, 1988.
/2/ Excludes maximum sales charge of 4.75%.
/3/ Based on operations for the period shown and, accordingly, are not representative of a full year's operations.

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS

The investment objective of the fund is to seek current income consistent with its stated maturity and quality standards and preservation of capital. The fund will attempt to achieve this objective primarily through investing in bonds with effective maturities of 3 to 10 years and will not purchase any bonds with an effective maturity greater than 10 years.

The fund will purchase only high-quality bonds (those that are rated in the two highest categories by either Moody's Investors Service, Inc. (Aaa, Aa) or Standard & Poor's Corporation (AAA, AA) or if not rated by either of these rating agencies, determined to be of comparable quality by Capital Research and Management Company, the fund's investment adviser). See the Appendix to the statement of additional information for a further description of these ratings.

The fund's investments may include U.S. Government bonds or notes, Government National Mortgage Association certificates and other mortgage-related securities of governmental or private issuers, other asset-backed securities (as described below), and other marketable debt securities issued by corporations or other entities. The fund may invest in notes and bonds issued by governments, their agencies or instrumentalities or corporations in which the principal value and interest payments vary with the rate of inflation. The fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are dollar denominated and highly liquid and meet the maturity and quality standards set forth above.

The fund also may maintain assets in cash or cash equivalents and may enter into repurchase agreements. Except when the fund is in a temporary defensive investment position, at least 65% of the fund's assets will be invested in bonds. Limits on the fund's investment policies are determined at the time of purchase and are based on the fund's net assets unless otherwise stated. The fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE DUE TO MARKET CONDITIONS AND OTHER FACTORS. IN ADDITION, THE FUND MAY EXPERIENCE DIFFICULTY LIQUIDATING CERTAIN PORTFOLIO SECURITIES DURING SIGNIFICANT MARKET DECLINES OR PERIODS OF HEAVY REDEMPTIONS.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.


PASS-THROUGH SECURITIES

The fund may invest in various debt obligations backed by pools of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

"Mortgage-backed securities" may be issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

"Collateralized mortgage obligations" (CMOs) are also backed by pools of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured so that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.

"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the bonds' effective maturities.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

In addition, the fund may enter into reverse repurchase agreements, which are the sale of a security by the fund and its agreement to repurchase the security at a specified time and price at a later date. The fund may also enter into "roll" transactions, which are the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement.

MATURITY

Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any securities with effective maturities of greater than 10 years.

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for the fund are listed below.

---------------------------------------------------------------------------------------------------
                                                                            YEARS OF EXPERIENCE AS
                                                                           INVESTMENT PROFESSIONAL
                                                                                (APPROXIMATE)
                                                                        ...........................
                                                   YEARS OF EXPERIENCE    WITH CAPITAL
  PORTFOLIO COUNSELORS                            AS PORTFOLIO COUNSELOR  RESEARCH AND
    FOR INTERMEDIATE                                 FOR INTERMEDIATE      MANAGEMENT
       BOND FUND                                   BOND FUND OF AMERICA    COMPANY OR
       OF AMERICA          PRIMARY TITLE(S)           (APPROXIMATE)      ITS AFFILIATES TOTAL YEARS
---------------------------------------------------------------------------------------------------
 ABNER D.              President and Trustee      9 years (since         30 years       45 years
 GOLDSTINE             of the fund. Senior Vice   the fund began
                       President and Director,    operations)
                       Capital Research and
                       Management Company
---------------------------------------------------------------------------------------------------
 JOHN H. SMET          Vice President of the      6 years                14 years       15 years
                       fund. Vice President,
                       Capital Research and
                       Management Company
---------------------------------------------------------------------------------------------------
 THOMAS H.             Vice President--           Less than 1 year       8 years        11 years
 HOGH                  Investment
                       Management Group,
                       Capital Research and
                       Management Company
---------------------------------------------------------------------------------------------------
 JOHN W.               Vice President--           6 years                9 years        9 years
 RESSNER               Investment
                       Management Group,
                       Capital Research and
                       Management Company
---------------------------------------------------------------------------------------------------
The fund began operations on February 19, 1988.
---------------------------------------------------------------------------------------------------

                                                                               9

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

INVESTMENT RESULTS
The fund may compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield, and/or distribution rate basis. Results calculated without a sales charge will be higher.

[X] TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

[X] YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

[X] DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month.

                                  INVESTMENT RESULTS
                     (FOR PERIODS ENDED SEPTEMBER 30, 1997)

AVERAGE
ANNUAL        THE FUND AT
TOTAL             NET       THE FUND AT MAXIMUM   SALOMON
RETURNS:     ASSET VALUE/1/ SALES CHARGE/1/,/2/ BROTHERS/3/ CPI/4/
--------------------------------------------------------------------------------
One year         7.57%             2.43%           8.83%    2.15%
 ................................................................................
Five years       5.60%             4.57%           6.44%    2.67%
 ................................................................................
Lifetime/5/      7.28%             6.73%           8.37%    3.48%
--------------------------------------------------------------------------------

Yield1,2: 5.55%
Distribution Rate/2/:
 5.95%

/1/ These fund results were calculated according to a standard formula that is required for all stock and bond funds.
/2/ The maximum sales charge has been deducted.
/3/ Salomon Brothers Broad Investment Grade Medium Term Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/Baa3) with a maturity of one to ten years. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ Consumer Price Index
/5/ The fund began investment operations on February 19, 1988.

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.

[BAR GRAPH]

Here are the fund's annual total returns calculated without a sales charge. This information is being supplied on a calendar year basis.

1988   3.21%
1989  10.02%
1990   7.92%
1991  14.30%
1992   6.35%
1993   9.13%
1994  -2.99%
1995  13.86%
1996   4.15%

[END BAR GRAPH]

Past results are not an indication of future results.
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. All capital gains, if any, are distributed annually, usually in December. When a capital gain is declared, the net asset value per share is reduced by the amount of the payment.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all income distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust in 1987. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management Company is composed of a management fee, which may not exceed 0.30% of the fund's average net assets annually and declines at certain asset levels, plus an amount which may not exceed 3% of the fund's gross investment income for the preceding month and which also declines at certain annual gross investment levels. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed above under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed above under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

Subject to the above policy, when two or more brokers (either directly or through their correspondent clearing agents) are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    [MAP OF THE UNITED STATES APPEARS HERE]

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  804/67-4773
14

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS OR ACCOUNTS HELD BY INVESTMENT DEALERS. IF YOU ARE INVESTING IN SUCH A MANNER, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE OR DEALER ABOUT WHAT SERVICES
ARE AVAILABLE AND WITH QUESTIONS ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, computer, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. This includes exchange purchase orders that may place an unfair burden on other shareholders due to their frequency.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

[X] Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

[X] Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

[X] Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

[X] Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLineSM (see below), or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

[X] Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account                                   $1,000
  For a retirement plan account                           $  250
  For a retirement plan account through payroll deduction $   25
To add to an account                                      $   50
  For a retirement plan account                           $   25

16

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------


SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                      ...................
                                                             DEALER
                                                   NET    CONCESSION AS
                                      OFFERING   AMOUNT   % OF OFFERING
INVESTMENT                              PRICE   INVESTED      PRICE
--------------------------------------------------------------------------------
Less than $25,000                       4.75%     4.99%       4.00%
 ................................................................................
$25,000 but less than $50,000           4.50%     4.71%       3.75%
 ................................................................................
$50,000 but less than $100,000          4.00%     4.17%       3.25%
 ................................................................................
$100,000 but less than $250,000         3.50%     3.63%       2.75%
 ................................................................................
$250,000 but less than $500,000         2.50%     2.56%       2.00%
 ................................................................................
$500,000 but less than $1 million       2.00%     2.04%       1.60%
 ................................................................................
$1 million or more and certain other
investments described below           see below see below   see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution and/or by American Funds Distributors on all investments described above. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During the current fiscal year, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

[X] Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by", as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

[X] Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

[X] Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

[X] Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount (which at your request, may include purchases made during the previous
  90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) or American FundsLine OnLineSM (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R), by computer using American FundsLine OnLineSM, or by fax. Sales by telephone, computer or fax are limited to $50,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days.

Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc. that is an eligible guarantor institution, bank, savings association, or credit union. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINESM

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLineSM. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access The American Funds Web site on the Internet at www.americanfunds.com.

TELEPHONE AND COMPUTER PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone or computer (including American FundsLine(R) or American FundsLine OnLineSM) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------
  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
--------------------------------------------------------------------------------

        FOR SHAREHOLDER SERVICES               FOR DEALER SERVICES
        American Funds                         American Funds
        Service Company                        Distributors
        800/421-0180 ext. 1                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION
              American                         American Funds
              FundsLine(R)                     Internet Web site
              800/325-3590                     http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
 ------------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. In
 the event of any inconsistency or ambiguity as to the
 meaning of any word or phrase contained in a translation,
 the English text shall prevail.
 ------------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC"). It is incorporated by reference into this prospectus and is available along with other related materials on the SEC's Internet Web site at http://www.sec.gov.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 To request a free copy of any of the documents above:

 Call American Funds   or        Write to the Secretary
 Service Company                 of the fund
 800/421-0180 ext. 1             333 South Hope Street
                                 Los Angeles, CA 90071

This prospectus has been printed on recycled paper.
                              [RECYCLED PAPER LOGO]

24

                   INTERMEDIATE BOND FUND OF AMERICA
                              Part B
                  Statement of Additional Information
                        NOVEMBER 1, 1997

     This document is not a prospectus but should be read in conjunction with the current prospectus dated November 1, 1997 of Intermediate Bond Fund of America (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                    Intermediate Bond Fund of America
                        Attention:  Secretary
                        333 South Hope Street
                        Los Angeles, CA  90071
                           (213) 486-9200

 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                             Table of Contents    .

Item                                                           Page No

Investment Objective and Policies                               1

Description of Securities and Investment Techniques             2

Investment Restrictions                                         7

Fund Officers and Trustees                                      9

Management                                                     12

Dividends, Distributions and Federal Taxes                     14

Purchase of Shares                                             17

Redeeming Shares                                               23

Shareholder Account Services and Privileges                    24

Execution of Portfolio Transactions                            26

General Information                                            26

Investment Results                                             28

Appendix                                                       31

Financial Statements                                           Attached


                       INVESTMENT OBJECTIVE AND POLICIES

 The fund's investment objective is to seek current income consistent with its stated maturity and quality standards and preservation of capital. Consistent with this objective, over the long term, the fund seeks to provide shareholders an opportunity to earn more income than generally available in money market instruments, accounts or funds, with more stability than some other types of bond funds.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the Prospectus under "Investment Policies and Risks."

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES - Certificates issued by the Government National Mortgage Association ("GNMA") are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

 Principal is paid back monthly by the borrower over the term of the loan. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates typically appreciate or decline in market value during periods of declining or rising interest rates, respectively. Due to the regular repayment of principal and the prepayment feature, the effective maturities of mortgage pass-through securities are shorter than stated maturities, will vary based on market conditions and cannot be predicted in advance. The effective maturities of newly-issued GNMA certificates backed by relatively new loans at or near the prevailing interest rates are generally assumed to range between approximately 9 and 12 years.

   FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS - The Federal National Mortgage Association (FNMA), a privately-owned corporate instrumentality of the U.S. Government, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government.

    The Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government.

 FNMA and FHLMC securities are considered by the fund to be "U.S. Government securities" for the purpose of the fund's fundamental investment restriction stating that the fund may not purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

 As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

OTHER MORTGAGE-RELATED SECURITIES - The fund may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue these securities). These securities include mortgage pass-through certificates, collateralized mortgage obligations (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986) (CMOs) or mortgage-backed bonds. Each class of bonds in a CMO series may have a different effective maturity, bear a different coupon, and have a different priority in receiving payments. All principal payments, both regular principal payments as well as any prepayment of principal, are passed through to the holders of the various CMO classes dependent on the characteristics of each class. In some cases, all payments are passed through first to the holders of the class with the shortest stated maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. In other cases, payments are passed through to holders of whichever class first has the shortest effective maturity at the time payments are made. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class. The impact of an acceleration in prepayments affects the expected life of each class differently depending on the unique characteristics of that class. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes would be more affected by an acceleration (or slowing) in the rate of prepayments than CMOs which share principal and interest proportionally.

 Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

OTHER ASSET-BACKED SECURITIES - The fund may invest in securities backed by loans or accounts receivable originated by banks, credit card companies, or other providers of credit. Generally, the originator of the loan or accounts receivable sells it to a specially created trust, which repackages it as securities with a term of five years or less. Examples of these types of securities include trade and automobile receivables, and credit card, home improvement, home equity and commercial mortgage backed loans. The loans underlying these securities are subject to prepayments which can decrease maturities and returns. The values of these securities are ultimately dependent upon payment of the underlying loans by individuals, and the holders generally have no recourse against the originator of the loans. Holders of these securities may experience losses or delays in payment if the original payments of principal and interest are not made to the trust with respect to the underlying loans.

To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support provided through guarantees, insurance policies or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool. Such credit support typically covers only a portion of the par value until exhausted. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities. In addition, the amount and quality of any credit support provided to the securities and the degree to which the issuer is insulated from the credit risk of the originator or any other affiliated entities are factors in determining credit quality.

   INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

    Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

   FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in the value of the security beginning on the date of the agreement . When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

    As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets , the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

    The fund also may enter into "roll" transactions, which are the sale of GNMA certificates or other securities together with a commitment (for which the fund typically receives a fee) to purchase similar, but not identical, securities at a later date. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in
Section 2(a)(23) of the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS - The fund may enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. This type of agreement involves the sale of a security by the fund and its commitment to repurchase the security at a specified time and price. The fund will maintain in a segregated account with its custodian liquid assets such as cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the fund; accordingly, the fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the fund creates leverage which increases the fund's investment risk. As the fund's aggregate commitments under these reverse repurchase agreements increases, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

   INVESTING IN VARIOUS COUNTRIES - The fund has the ability to invest outside the U.S. Investing outside the U.S. involves special risks caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

    Additional costs could be incurred in connection with the fund's activities outside the U.S. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

   OTHER SECURITIES - While the fund may not make direct purchases of common stocks, the fund may purchase convertible securities and debt securities that are issued as a unit together with comon stock, or other equity interests, provided that these securities meet the fund's maturity and quality standards at the time of purchase.

   CASH AND CASH EQUIVALENTS - Subject to the requirement that it maintain at least 65% of its assets in bonds under normal market conditions, the fund may maintain assets in cash or cash equivalents. Cash equivalents include: (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies); (2) commercial bank obligations such as certificates of deposit (interest-bearing time deposits); bankers' acceptances, (time drafts on a commercial bank where the bank accepts an irrevocable
obligation to pay at maturity);   (3) savings association obligations
(certificates of deposit issued by mutual savings banks or savings and loan associations); and (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less.

PORTFOLIO TRADING - The fund intends to engage in portfolio trading when Capital Research and Management Company (the "Investment Adviser") believes that the sale of a security owned by the fund and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities, or in connection with a "roll" transaction as described in the Prospectus under " Securities and Investment Techniques" and above.

LOANS OF PORTFOLIO SECURITIES - Although the fund has no current intention of doing so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or to other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.
The fund will limit its loans of portfolio securities to an aggregate of one-third of the value of its total assets, measured at the time any such loan is made.

VARIABLE RATE OBLIGATIONS - The fund may invest in securities with interest rates that are not fixed but fluctuate based upon changes in market rates or designated indexes. Variable rate obligations have interest rates that are adjusted at designated intervals, and interest rates on floating rate obligations are adjusted whenever there are exchanges in the indexes or market rates on which their interest rates are based. In some cases the fund has the ability to demand payment from the dealer or issuer at par plus accrued interest on short notice (seven days or less). The effective maturity of a floating or variable rate obligation is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not sold or redeemed by the fund through the demand feature, these obligations would mature on a specified date which may range up to 30 years or more from the date of issuance.

ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly subject to maintaining, under normal market conditions, an average dollar-weighted effective portfolio maturity of 3 to 10 years. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective, the Investment Adviser will increase the Fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

   PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last ten years.

                            INVESTMENT RESTRICTIONS

    The fund has adopted certain investment restrictions which may not be changed as to the fund without a majority vote of the fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of
(i) 67% or more of the outstanding voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition [or encumbrance of securities or assets of, or borrowings] by the fund. These restrictions provide that the fund may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

  2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities;

  3. Invest in companies for the purpose of exercising control or management;

  4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

  5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

  6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

  7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

  8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

  9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

 11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

 12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

 13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest in interests in oil, gas, or other mineral exploration or development programs;
 15. Invest more than 5% of its total assets in warrants which are unattached to securities;

 16. Write, purchase or sell puts, calls or combinations thereof;

 17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

 A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)

 Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


                           FUND OFFICERS AND TRUSTEES
                        Trustees and Trustee Compensation

NAME,              POSITION        PRINCIPAL            AGGREGATE              TOTAL                  TOTAL
ADDRESS AND        WITH            OCCUPATION(S)        COMPENSATION           COMPENSATION           NUMBER
AGE                REGISTRANT      DURING               (INCLUDING             (INCLUDING             OF FUND
                                   PAST 5 YEARS         VOLUNTARILY            VOLUNTARILY            BOARDS ON
                                   (POSITIONS           DEFERRED               DEFERRED               WHICH
                                   WITHIN THE           COMPENSATION/1/)       COMPENSATION/1/)       TRUSTEE
                                   ORGANIZATIONS        FROM                   FROM ALL FUNDS         SERVES/2/
                                   LISTED MAY           THE FUND DURING        MANAGED BY
                                   HAVE                 FISCAL YEAR            CAPITAL
                                   CHANGED DURING       ENDED AUGUST 31,       RESEARCH AND
                                   THIS PERIOD)         1997                   MANAGEMENT
                                                                               COMPANY/2/ FOR
                                                                               THE
                                                                               YEAR ENDED
                                                                               AUGUST 31,1997

H. Frederick       Trustee         Private              $3,900 /3/             $163,500               18
Christie                           Investor.
Age: 64                            Former
P.O. Box 144                       President and
Palos Verdes                       Chief
Estates, CA                        Executive
90274                              Officer, The
                                   Mission Group
                                   (non-utility
                                   holding
                                   company,
                                   subsidiary of
                                   Southern
                                   California
                                   Edison
                                   Company)

+Don R.            Trustee         President            none/4/                none/4/                12
Conlan                             (retired), The
Age: 61                            Capital Group
1630 Milan                         Companies,
Avenue                             Inc.
South
Pasadena, CA
91030

Diane C.           Trustee         CEO and              $3,900                 $43,000                12
Creel                              President,
Age: 48100                         The Earth
W. Broadway                        Technology
Suite 5000                         Corporation
Long Beach,                        (international
CA 90802                           consulting
                                   engineering)

Martin             Trustee         Chairman,            $4,300/3/              $132,600               16
Fenton, Jr.                        Senior
Age: 624350                        Resource Group
Executive                          (management of
Drive                              senior living
Suite 101                          centers)
San Diego,
CA  92121-2116

Leonard R.         Trustee         President,           $3,900/3/              $46,200                 12
Fuller                             Fuller &
Age: 51                            Company, Inc.
4337 Marina                        (financial
City Drive                         management
Suite 841                          consulting
ETN                                firm)
Marina del
Rey, CA
90292

+*Abner D.         President,      Senior Vice          none/4/                none/4/                12
Goldstine          PEO and         President and
Age: 67            Trustee         Director,
                                   Capital
                                   Research and
                                   Management
                                   Company

+**Paul G.         Chairman        Executive Vice       none/4/                none/4/                14
Haaga, Jr.         of              President and
Age: 48            the Board       Director,
                                   Capital
                                   Research and
                                   Management
                                   Company

Herbert            Trustee         Private              $3,700                 $68,000                14
Hoover III                         Investor
Age: 69
1520 Circle
Drive
San Marino,
CA 91108

Richard G.         Trustee         Chairman,            $4,300/3/              $98,000                13
Newman                             President and
Age: 62                            CEO,
3250                               AECOM
Wilshire                           Technology
Boulevard                          Corporation
Los Angeles,                       (architectural
CA 90010-1599                      engineering)

Peter C.           Trustee         Retired.             $4,300 /3/             $46,200                12
Valli                              Former
Age: 70                            Chairman and
45 Sea Isle                        CEO, BW/IP
Drive                              International
Long Beach,                        Inc.
CA 90803                           (industrial
                                   manufacturing)




+ Trustees who are considered "interested persons of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.



* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.


/3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as
follows:   H. Frederick Christie ($7,739), Martin Fenton, Jr. ($9,811), Leonard
R. Fuller ($3,003), Richard G. Newman ($20,700), and Peter C. Valli ($18,769). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                              OFFICERS
        (with their principal occupations during the past five years)#


NAME AND ADDRESS                          AGE       POSITION(S) HELD      PRINCIPAL OCCUPATION(S) DURING
                                                    WITH THE FUND         PAST 5 YEARS

Michael J. Downer                         43        Vice President        Senior Vice President - Fund
333 South Hope Street                                                     Business Management Group,
Los Angeles, CA 90071                                                     Capital Research and
                                                                          Management Company

Mary C. Hall                              39        Vice President        Senior Vice President - Fund
135 South State College Blvd.                                             Business Management Group,
Brea, CA 92821                                                            Capital Research and
                                                                          Management Company

John Smet                                 41        Vice President        Vice President, Capital
11100 Santa Monica Blvd.                                                  Research and Management
Los Angeles, CA 90025                                                     Company

Julie F. Williams                         49        Secretary             Vice President - Fund Business
333 South Hope Street                                                     Management Group, Capital
Los Angeles, CA 90071                                                     Research and Management
                                                                          Company

Anthony W. Hynes, Jr.                     34        Treasurer             Vice President - Fund Business
135 South State College Blvd.                                             Management Group, Capital
Brea, CA 92821                                                            Research and Management
                                                                          Company

Kimberly S. Verdick                       32        Assistant             Assistant Vice President -
333 South Hope Street                               Secretary             Fund Business Management
Los Angeles, CA 90071                                                     Group, Capital Research and
                                                                          Management Company

Todd L. Miller                            38        Assistant             Assistant Vice President -
135 South State College Blvd.                       Treasurer             Fund Business Management
Brea, CA 92821                                                            Group, Capital Research and
                                                                          Management Company


# Positions within the organizations listed may have changed during this period


    No compensation is paid by the fund to any officer or Trustee who is a director or officer of the Investment Adviser. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1, 1997, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 24, 1998, unless sooner terminated, and may be renewed from year to year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such part, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund of its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, provides suitable office space and utilities, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

    The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets, but including original issue discount as defined for federal income tax purposes. The Internal Revenue Code in general defines original issue discount to mean the difference between the issue price and the stated redemption price at maturity of certain debt obligations. The holder of such indebtedness is in general required to treat as ordinary income the proportionate part of the original issue discount attributable to the period during which the holder held the indebtedness. The management fee is based upon the annual rates of 0.30% of the first $60 million of the fund's average net assets, plus 0.21% on average net assets in excess of $60 million but not exceeding $1 billion, plus 0.18% on average net assets in excess of $1 billion but not exceeding $3 billion, plus 0.16% on average net assets in excess of $3 billion, plus 3% of the first $40 million of annual gross income, plus 2.5% of annual gross investment income in excess of $40 million but not exceeding $100 million, plus 2% of annual gross investment income in excess of $100 million. Assuming net assets of $1.4 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.39%, 0.42%, 0.44% and 0.46%, respectively.

    During the fiscal years ended August 31, 1997, 1996, and 1995, the Investment Adviser's total fees amounted to $5,535,000, $5,990,000, and $6,106,000, respectively.

 The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies, blue sky expenses, expenses of shareholders meetings, the expense of reports to existing shareholders, expenses of printing proxies and prospectuses, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, expenses pursuant to the fund's Plan of Distribution, custodian fees, printing and preparation of registration statements, taxes and compensation and expenses of Trustees who are not affiliated with the Investment Adviser.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended August 31, 1997 amounted to $5,507,000 after allowance of $1,333,000 to dealers. During the fiscal year ended August 31, 1996 and 1995 and 1994, the Principal Underwriter retained $1,785,683 and $1,581,362, respectively.

    As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund due to present affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Trustees.

    Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k) plan with 100 or more eligible employees). During the fund's fiscal year ended August 31, 1997, such expenses were $4,146,000 under the Plan as compensation to dealers. As of August 31, 1997 accrued and unpaid distribution expenses were $667,000.


 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses), it will be taxed only on that portion of the investment company taxable income that it retains.

    To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain income and (ii) any amount on which the Fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

    The fund also intends to distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would be, in effect, a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. In particular, investors should consider the tax implications of purchasing shares just prior to a dividend or distribution record date. Those investors purchasing shares just prior to such a date will then receive a partial return of capital upon the dividend or distribution, which will nevertheless be taxable to them as an ordinary or capital gains dividend.

    Dividends and distributions generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

    If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of capital gains not effectively connected with a U.S. trade or business are not subject to the withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

 The fund may be required to pay withholding and other taxes imposed by countries outside the U.S. which would reduce the fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consist of securities of non-U.S. corporations, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. The fund does not currently expect to meet the eligibility requirement for filing this election as its investments in securities of non-U.S. issuers are extremely limited.

    As of the date of this statement of additional information, the maximum stated individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain on assets held more than 18 months is 20%, and on assets held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and distributions may also be subject to state or local taxes. Investors should consult their own tax advisers for additional details as to their particular tax status.


                               PURCHASE OF SHARES


METHOD                   INITIAL INVESTMENT                           ADDITIONAL INVESTMENTS

                         See "Investment Minimums and Fund            $50 minimum (except where a
                         Numbers" for initial investment              lower minimum is noted under
                         minimums.                                    "Investment Minimums and Fund
                                                                      Numbers").

By contacting            Visit any investment dealer who is           Mail directly to your investment
your                     registered in the state where the            dealer's address printed on your
investment               purchase is made and who has a sales         account statement.
dealer                   agreement with American Funds
                         Distributors.

By mail                  Make your check payable to the fund and      Fill out the account additions
                         mail to the address indicated on the         form at the bottom of a recent
                         account application.  Please indicate        account statement, make your
                         an investment dealer on the account          check payable to the fund, write
                         application.                                 your account number on your
                                                                      check, and mail the check and
                                                                      form in the envelope provided
                                                                      with your account statement.

By telephone             Please contact your investment dealer        Complete the "Investments by
                         to open account, then follow the             Phone" section on the account
                         procedures for additional investments.       application or American FundsLink
                                                                      Authorization Form.  Once you
                                                                      establish the privilege, you,
                                                                      your financial advisor or any
                                                                      person with your account
                                                                      information can call American
                                                                      FundsLine(r) and make investments
                                                                      by telephone (subject to
                                                                      conditions noted in "Telephone
                                                                      and Computer Purchases,
                                                                      Redemptons and Exchanges" below).

By computer              Please contact your investment dealer        Complete the American FundsLink
                         to open account, then follow the             Authorization Form.  Once you
                         procedures for additional investments.       establish the privilege, you,
                                                                      your financial advisor or any
                                                                      person with your account
                                                                      information may access American
                                                                      FundsLine(r) on the Internet and
                                                                      make investments by computer
                                                                      (subject to conditions noted in
                                                                      "Telephone and Computer
                                                                      Purchases, Redemptions and
                                                                      Exchanges" below).

By wire                  Call 800/421-0180 to obtain your             Your bank should wire your
                         account number(s), if necessary.             additional investments in the
                         Please indicate an investment dealer on      same manner as described under
                         the account.  Instruct your bank to          "Initial Investment."
                         wire funds to:
                         Wells Fargo Bank
                         155 Fifth Street
                         Sixth Floor
                         San Francisco, CA 94106
                         (ABA #121000248)
                         For credit to the account of:
                         American Funds Service Company
                         a/c #4600-076178
                         (fund name)
                         (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.





 INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                      MINIMUM          FUND
                                                                          INITIAL          NUMBER
                                                                          INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                              02
                                                                          $1,000

American Balanced Fund(r)                                                                  11
                                                                          500

American Mutual Fund(r)                                                                    03
                                                                          250

Capital Income Builder(r)                                                                  12
                                                                          1,000

Capital World Growth and Income Fund(sm)                                                   33
                                                                          1,000

EuroPacific Growth Fund(r)                                                                 16
                                                                          250

Fundamental Investors(sm)                                                                  10
                                                                          250

The Growth Fund of America(r)                                                              05
                                                                          1,000

The Income Fund of America(r)                                                              06
                                                                          1,000

The Investment Company of America(r)                                                       04
                                                                          250

The New Economy Fund(r)                                                                    14
                                                                          1,000

New Perspective Fund(r)                                                                    07
                                                                          250

SMALLCAP World Fund(r)                                                                     35
                                                                          1,000

Washington Mutual Investors Fund(sm)                                                       01
                                                                          250

BOND FUNDS

American High-Income Municipal Bond Fund(r)                                                40
                                                                          1,000

American High-Income Trust(sm)                                                             21
                                                                          1,000

The Bond Fund of America(sm)                                                               08
                                                                          1,000

Capital World Bond Fund(r)                                                                 31
                                                                          1,000

Intermediate Bond Fund of America(sm)                                                      23
                                                                          1,000

Limited Term Tax-Exempt Bond Fund of America(sm)                                           43
                                                                          1,000

The Tax-Exempt Bond Fund of America(r)                                                     19
                                                                          1,000

The Tax-Exempt Fund of California(r)*                                                      20
                                                                          1,000

The Tax-Exempt Fund of Maryland(r)*                                                        24
                                                                          1,000

The Tax-Exempt Fund of Virginia(r)*                                                        25
                                                                          1,000

U.S. Government Securities Fund(sm)                                                        22
                                                                          1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                                                    09
                                                                          2,500

The Tax-Exempt Money Fund of America(sm)                                                   39
                                                                          2,500

The U.S. Treasury Money Fund of America(sm)                                                49
                                                                          2,500

___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                      SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE                                   PERCENTAGE OF THE:                  CONCESSION
                                                                                          AS PERCENTAGE
                                                                                          OF THE
                                                                                          OFFERING
                                                                                          PRICE

                                                        NET AMOUNT         OFFERING
                                                        INVESTED           PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                       6.10%
                                                                           5.75%          5.00%

$50,000 but less than $100,000                          4.71
                                                                           4.50           3.75

BOND FUNDS

Less than $25,000                                       4.99
                                                                           4.75           4.00

$25,000 but less than $50,000                           4.71
                                                                           4.50           3.75

$50,000 but less than $100,000                          4.17
                                                                           4.00           3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                         3.63
                                                                           3.50           2.75

$250,000 but less than $500,000                         2.56
                                                                           2.50           2.00

$500,000 but less than $1,000,000                       2.04
                                                                           2.00           1.60

$1,000,000 or more                                      none                              (see below)
                                                                           none


    Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

    American Funds Distributors, at its expense (from a designated percentage of its income), will, during the current fiscal year, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

    Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   STATEMENT OF INTENTION - The reduced sales charges and public offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms: The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

    In the case of purchase orders by the directors of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.
   AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company. This offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated closing price.

    The price you pay for fund shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

    All portfolio securities of funds managed by Capital Research and Management Company are valued, and the net asset value per share of the fund is determined as follows:

    1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

     Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

     Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

     Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

    2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

    3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other person or entity, where, after the sale, such person or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.


                              REDEEMING SHARES

By writing to American Funds Service Company           Send a letter of instruction specifying
(at the appropriate address indicated under            the name of the fund, the number of shares
"Principal Underwriter and Transfer                    or dollar amount to be sold, your name and
Agent" in the Prospectus)                              account number.  You should also enclose
                                                       any share certificates you wish to redeem.
                                                       For redemptions over $50,000 and for
                                                       certain redemptions of $50,000 or less
                                                       (see below), your signature must be
                                                       guaranteed by a bank, savings association,
                                                       credit union, or member firm of a domestic
                                                       stock exchange or the National Association
                                                       of Securities Dealers, Inc. that is an
                                                       eligible guarantor institution.  You
                                                       should verify with the institution that it
                                                       is an eligible guarantor prior to signing.
                                                       Additional documentation may be required
                                                       for redemption of shares held in
                                                       corporate, partnership or fiduciary
                                                       accounts.  Notarization by a Notary Public
                                                       is not an acceptable signature guarantee.

By contacting your investment                          If you redeem shares through your
dealer                                                 investment dealer, you may be charged for
                                                       this service.  SHARES HELD FOR YOU IN YOUR
                                                       INVESTMENT DEALER'S STREET NAME MUST BE
                                                       REDEEMED THROUGH THE DEALER.

You may have a redemption check sent to you by         You may use this option, provided the
using American FundsLine(r) or American FundsLine      account is registered in the name of an
Online(sm) or by telephoning, faxing, or               individual(s), a UGMA/UTMA custodian, or a
telegraphing American Funds Service Company            non-retirement plan trust.  These
(subject to the conditions noted in this section       redemptions may not exceed 50,000 per
and in "Telephone and Computer Purchases,              shareholder, per day, per fund account and
Redemptions and Exchanges" below)                      the check must be made payable to the
                                                       shareholder(s) of record and be sent to the
                                                       address of record provided the address has
                                                       been used with the account for at least 10
                                                       days.  See "Fund Organization and Management
                                                       - Principal Underwriter and Transfer Agent"
                                                       in the prospectus and "Exchange Privilege"
                                                       below for the appropriate telephone or
                                                       fax number.

In the case of the money market funds, you may         Upon request (use the account application
have redemptions wired to your bank by                 for the money market funds) you may
telephoning American Funds Service Company             establish telephone redemption privileges
($1,000 or more) or by writing a check ($250 or        (which will enable you to have a
more)                                                  redemption sent to your bank account)
                                                       and/or check writing privileges.  If you
                                                       request check writing privileges, you will
                                                       be provided with checks that you may use
                                                       to draw against your account.  These
                                                       checks may be made payable to anyone you
                                                       designate and must be signed by the
                                                       authorized number of registered
                                                       shareholders exactly as indicated on your
                                                       checking account signature card.




    A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

   CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables you to make regular monthly or quarterly investments in shares through automatic charges to your bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. . Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and you will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

   CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -You may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of your account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund will have the right, if you fail to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds toyou. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

    You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine(sm)(see "American FundsLine(r) and American FundsLine OnLine(sm)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the Prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

   ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments , will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) and American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American FundsWebsite on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(r) and American FundsLine OnLine(sm)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

    Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

 There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

    Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended August 31, 1997, 1996, and 1995, amounted to $827,000, $333,703, and $124,750, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

   TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $975,000 for the fiscal year ended August 31, 1997.

INDEPENDENT AUDITORS - Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, has served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of the independent auditors given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on August 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited annually by the Trust's independent auditors, Deloitte & Touche LLP, whose selection is determined by the Trustees.

   PERSONAL INVESTING POLICY - The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; ; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE -- AUGUST 31, 1997


Net asset value and redemption price per share

(Net assets divided by                            $ 13.42
shares outstanding)

Offering price per share (100/95.25 of per share    $ 14.09

net asset value, which
takes into account the

Fund's current
maximum sales charge)



SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the fund was organized, and California, where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

   SHAREHOLDER VOTING RIGHTS - All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares. At such a meeting, a Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint
successor Trustees.   The shares do not have cumulative voting rights, which
means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees will not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the fund will continue indefinitely.

                               INVESTMENT RESULTS

    The fund's yield is 5.52% based on the 30-day (or one month) period ended August 31, 1997, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ - 1]

Where: a = dividends and interest earned during the period.

 b = expenses accrued for the period (net of reimbursements).

 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

 d = the maximum offering price per share on the last day of the period.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

 In addition, investments in premium bonds may affect the fund's distribution rate. A premium bond is bond which is purchased for more than its face value. Because of this, the bond usually pays a higher than market rate interest, but the value of the bond (which affects the net asset value of the fund) will be lower than its purchase price as it nears maturity. The SEC yield takes into account the long-term effects of premium bonds (I.E., for a premium bond, the income must be regularly reduced (amortized) by an amount that provides for the future decrease in value of the bond) whereas the distribution rate may not. Therefore, the distribution rates of bond funds that invest in premium bonds (and do not amortize) usually are higher than their SEC yields.

 Income from "roll" transactions (the sale of GNMA certificates or other securities together with a commitment, for which the fund receives a fee, to purchase similar securities at a future date) is recorded for accounting purposes as interest income ratably over the term of each roll and is included in net investment income for purposes of determining the fund's yield.

    As of August 31, 1997, the fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods were2.71%, 4.68% and 6.69%. The average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange
Commission:  P(1+T)/n/ = ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The Fund will calculate total return for one-, five- and ten-year periods after such periods have elapsed. In addition, the Fund will provide lifetime average total return figures.

   EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns that the Standard and Poor's 500 Composite Stock Index in 91 of the 127 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

                    The Benefits of Systematic Investing


Here's how much you would have if you
invested $2,000 a year in the fund:



2 years                    4 years                    Lifetime
(9/1/95-8/31/97)           (9/1/93-8/31/97)            (2/19/88-8/31/97)
$4,204                     $8,818                     $27,338



             SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had invested                  Periods           ... and taken all
 $10,000 in the fund                  9/1-8/31         distributions in shares,
this many years ago...                                 your investment would
  Number of Years                                      have been worth this
                                                       much at August 31, 1997
                                                                Value**

1                                   1996 - 1997        $10,271

2                                   1995 - 1997        10,749

3                                   1994 - 1997        11,639

4                                   1993 - 1997         11,431

5                                   1992 - 1997        12,570

6                                   1991 - 1997        14,179

7                                   1990 - 1997        15,836

8                                   1989 - 1997        16,855

9                                   1988 - 1997        18,373

Lifetime                            1988* - 1997       18,545



* From inception, 2/19/88 through 8/31/97.

** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

                         *   *   *   *   *   *   *   *

   Illustration of a $10,000 investment in the Fund WITH DIVIDENDS REINVESTED
       (For the lifetime of the Fund February 19, 1988 - August 31, 1997)

                    COST OF SHARES                                         VALUE OF SHARES**

Fiscal         Annual         Dividends        Total           From            From           From
                                                                               Capital
Year End       Dividends      (cumulative)     Investment      Initial         Gains          Dividends      Total
August 31                                      Cost            Investment      Reinvested     Reinvested     Value
1988*          $411           $411             $10,411         $9,207          ---            $406           $ 9,613

1989           885            1,296            11,296          9,187           ---            1,291          10,478

1990           1,000          2,296            12,296          8,913           ---            2,239          11,152

1991           1,029          3,325            13,325          9,127           ---            3,333          12,460

1992           1,033          4,358            14,358          9,520           ---            4,534          14,054

1993           1,022          5,380            15,380          9,760           ---            5,692          15,452

1994           1,020          6,400            16,400          8,920           70             6,184          15,174

1995           1,084          7,484            17,484          9,013           71             7,355          16,439

1996           1,096          8,580            18,580          8,840           70             8,289          17,199

1997           1,135          9,715            19,715          8,947           70             9,528          18,545



The dollar amount of capital gain distributions during the period was $75.

*  From inception on February 19, 1988.

** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

Moody's Investors Service, Inc. rates "investment grade" long-term debt obligations issued by various entities from "Aaa" to "Baa." The two top ratings are as follows:

 "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

Standard & Poor's Corporation rates the investment grade long-term debt obligations of various entities in categories ranging from "AAA" to "BBB" according to quality. The two top ratings are as follows:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."
 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc. employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

_____

SUBSEQUENT TO ITS PURCHASE BY THE FUND, THE RATING OF AN ISSUE OF SECURITIES MAY BE REDUCED BELOW THE CURRENT MINIMUM RATING REQUIRED FOR ITS PURCHASE, OR IN THE CASE OF AN UNRATED ISSUE OF SECURITIES, ITS CREDIT QUALITY MAY BECOME EQUIVALENT TO AN ISSUE OF SECURITIES RATED BELOW THAT REQUIRED FOR PURCHASE. NEITHER EVENT REQUIRES THE ELIMINATION OF SUCH AN OBLIGATION FROM THE FUND'S PORTFOLIO, BUT CAPITAL RESEARCH AND MANAGEMENT COMPANY WILL CONSIDER SUCH AN EVENT IN DETERMINING WHETHER THE FUND SHOULD CONTINUE TO HOLD SUCH AN OBLIGATION IN ITS PORTFOLIO.


Intermediate Bond Fund of America
Investment Portfolio August 31, 1997
Federal Agency Obligations--Non-Mortgage                             4.87%
Corporate Bonds                                                      6.18%
Non-U.S. Government Bonds                                            2.15%
Cash & Equivalents                                                   3.78%
Privately Originated Mortgage Obligations                           11.45%
Asset-Backed Obligations                                            15.16%
Federal Agency Mortgage Obligations                                 34.41%
U.S. Treasury Securities                                            22.00%


Bonds & Notes                                                    Principal      Market    Percent
                                                                   Amount         Value    of Net
Industrial & Service -  0.78%

BP America Inc. 10.00% 2018(1998)(1)                               $2,600        $2,788        .21 %
Taiwan Semiconductor Manufacturing Company Ltd., 0% 2002(2)         7,140         7,604        .57
                                                                          ------------------------
                                                                                 10,392        .78
                                                                          ------------------------
Transportation - 0.75%

Airplanes Pass Through Trust, pass-through certificates,Series 1,
 Class A-3, 6.12% 2015 (2001)(1),(3),(4)                           10,000        10,009        .75
                                                                          ------------------------


Utilities -  0.79%

Big Rivers Electric Corp. 9.50% 2017 (1998)(1)                     10,000        10,621        .79
                                                                          ------------------------


Financial Services -  3.86%

AB Svensk Exportkredit (Swedish Export Credit
 Corp.) Debentures 9.875% 2038 (1998)(1)                            4,000         4,265        .32
Barclays North American Capital Corp. 9.75% 2021 (2001)(1)          7,230         8,088        .60
Beverly Finance Corp. 8.36% 2004(2)                                10,000        10,502        .79
Corporate Property Investors:
 9.00% 2002(2)                                                      9,500        10,199
 7.75% 2004(2)                                                      2,000         2,076        .92
General Electric Capital Corp. 8.375% 2001                          1,500         1,587        .12
Town & Country Funding Corp. 5.85% 2000 (1998)(1)                  15,000        14,891       1.11
                                                                          ------------------------
                                                                                 51,608       3.86
                                                                          ------------------------

Collateralized Mortgage Obligations
 (Privately Originated)(4) -  11.45%

Chase Commercial Mortgage Securities Corp.:
 Series 1997-1, Class A1, 7.27%  2004                               4,949         5,062
 Series 1996-1, Class A1, 7.60% 2005                                1,944         2,018        .53
Chase Manhattan Bank, NA,
 Series 1993-I, Class 2A-5, 7.25% 2024                              7,500         7,505        .56
CS First Boston Mortgage Securities Corp., Series 1995-AEW1:
 Class A-1, 6.665% 2027                                               660           658
 Class B, 7.182% 2027(3)                                            7,200         7,260        .59
DLJ Mortgage Acceptance Corp.,
 Series 1997-CF1, Class A-1A, 7.40% 2006                            6,901         7,116        .53
GMAC Commercial Mortgage Securities Inc.,
 Series 1996-C1,Class A2A, 6.79% 2028                              17,204        17,297       1.29
J.P. Morgan Commercial Mortgage Finance Corp., pass-through
 certificates:
  Series 1995-C1, Class A-2, 7.403% 2010(3)                        18,155        18,618
  Series 1997-C4, Class A-1, 6.939% 2028                            1,872         1,887       1.53
Merrill Lynch Mortgage Investors Inc.:
 Series 1992B, Class A-3, 8.30% 2012                                9,664         9,797
 Series 1995-C2, Class A-1, 7.434% 2021(3)                          7,148         7,263
 Series 1995-C3, Class A-2, 6.848% 2025(3)                          5,000         4,992
 Series 1997-C1, Class A-1, 6.95% 2029                             13,916        14,128       2.71
Morgan Stanley Capital I Inc.:
 Series 1995-GA1, Class A1, 7.00% 2002(2)                           5,734         5,786
 Series 1997-HF1, Class A2, 7.27% 2007(2)                           8,000         8,186
 Series 1997-WF1, Class A1, 6.83% 2029 (2006)(1,2)                  8,968         9,039       1.72
Paine Webber CMO, Series O, Class 5, 9.50% 2019                     5,000         5,395        .40
Prudential Home Mortgage Securities Co., Inc.:
 Series 1992-37, Class A-6, 7.00% 2022                              3,913         3,905
 Series 1992-33, Class A-12, 7.50% 2022                               750           749        .35
Structured Asset Securities Corp.,
 Series 1996-CFL, Class A1-C, 5.944% 2028                           4,900         4,872        .37
Westam Mortgage, Class 4-H, 8.95% 2018                             11,000        11,622        .87
                                                                          ------------------------
                                                                                153,155      11.45
                                                                          ------------------------

Asset-Backed Obligations(4) -  15.16%

AAMES Mortgage Trust, Series 1996-D, Class A1C, 6.52% 2020          4,500         4,489        .34
Asset Backed Securities  Investment Trust,
 Series 1997-D, 6.79% 2003(2)                                      20,000        20,018       1.50
Bear Asset Trust,
 Series 1997-2, Class A,  6.686% 2006(2)                           10,000        10,003        .75
Blackrock  Capital Finance LP,
 Series 1996-C2, Class A,  7.584% 2026(2)                             569           571        .04
Case Equipment Loan Trust 1995-A,  7.30% 2002                       2,906         2,936        .22
Chemical Financial Acceptance Corp., Series 1989-A, Class A,
 9.25% 1998                                                         7,353         7,456        .56
ContiMortgage Home Equity Loan Trust, Series 1996-4,
 Class A-4, 6.37% 2011                                              2,000         1,994        .15
Equicredit Funding Trust, Series 1996-A, Class A2, 6.95% 2012       5,500         5,553        .41
First Plus Home Loan Owner Trust:
 Series 1997-1, Class A-1, 6.05% 2004                                 768           767
 Series 1997-1, Class A-2, 6.28% 2006                               1,450         1,447
 Series 1996-4, Class A-3, 6.28% 2009                               5,000         4,975
 Series 1997-1, Class A-3, 6.45% 2009                               4,900         4,887
 Series 1996-3, Class A-6, 7.60% 2014                              13,000        13,291
 Series 1997-1, Class A-6, 6.95% 2015                               9,000         8,972       2.57
Ford Motor Credit Co. 1994-A, 6.35% 1999                              319           319        .02
GCC Home Equity Trust, asset-backed certificates,
 Series 1990-1, Class A, 10.00% 2005                                2,203         2,251        .17
Green Tree Financial Corp., pass-through certificates:
 Series 1993-3, Class A5, 5.75% 2018                               10,000         9,803
 Series 1997-A,  Class A1, 6.30% 2023                               1,779         1,782
 Series 1995-1, Class A3, 7.95% 2025                                3,356         3,376
 Series 1995-9, Class A4, 6.45% 2027                                4,250         4,247
 Series 1997-D,  Class A3, 6.77% 2027                               5,000         5,009
 Series 1996-8, Class A4, 7.00% 2027                                5,000         5,081
 Series 1996-10, Class A4, 6.42% 2028                               3,500         3,475
 Series 1996-10, Class A5, 6.83% 2028                              14,000        13,947       3.49
Green Tree Home Improvement Loan Trust:
 Series 1996-C, Class HIA1, 6.45% 2021                                967           969
 Series 1997-D,  Class HIL, 6.14% 2023                              5,000         4,997
 Series 1997-C,  Class HIA-2, 6.46% 2028                            1,750         1,749        .58
IMC Home Equity Loan Trust, Series 1996-4, Class A1, 6.59% 2011     2,115         2,112        .16
Iroquois Trust, Series 1997-2,  Class A, 6.752% 2007                5,000         4,982        .37
The Money Store Home Equity Trust:
 Series 1996-B, Class A14, 7.35% 2012                               5,000         5,093
 Series 1996-B, Class A5, 7.18% 2014                                5,000         5,056
 Series 1996-C, Class A3, 7.07% 2016                                6,705         6,778       1.26
Standard Credit Card Master Trust I, credit card
participation certificates:
 Series 1991-3, Class A, 8.875% 1999 (1998)(1)                      9,050         9,262
 Series 1991-6, Class A,  7.875% 2000 (1998)(1)                    21,250        21,682       2.31
Structured Assets Notes Transactions, LTD,
 Series 1996-A, Class A1, 7.156% 2003(2)                            3,510         3,499        .26
                                                                          ------------------------
                                                                                202,828      15.16
                                                                          ------------------------

Governments (Excluding U.S. Government) &
Government Authorities -  2.15%

British Columbia Hydro & Power Authority 12.50% 2013 (1998)(1)      2,000         2,197        .16
Finland (Republic of) Debentures 9.625% 2028 (1998)(1)             10,639        11,276        .84
Ontario (Province of):
 7.75% 2002                                                         8,000         8,400
 11.50% 2013 (1998)(1)                                              3,000         3,207        .87
Victoria (Territory of) Public Authorities Finance Agency
 8.45% 2001                                                         3,500         3,744        .28
                                                                          ------------------------
                                                                                 28,824       2.15
                                                                          ------------------------

Federal Agency Mortgage Pass-Through Obligations(4) -  28.77%

Federal Home Loan Mortgage Corp.:
 8.00% 2003-2017                                                    5,761         5,982
 8.50% 2008-2021                                                    7,132         7,451
 8.75% 2008-2009                                                    1,040         1,081
 9.50% 2010-2013                                                    2,070         2,195
 10.00% 2004-2019                                                  18,683        20,440
 11.00% 2018                                                           48            54
 12.00% 2013                                                          190           215
 12.50% 2013-2015                                                   1,553         1,813
 12.75% 2019                                                           63            73       2.94
Federal National Mortgage Assn.:
 6.720% 2033(3)                                                    15,543        15,383
 7.00% 2008-2027                                                   22,418        22,345
 7.50% 2009-2027                                                   32,615        33,131
 8.00% 2002-2005                                                    1,741         1,771
 8.307% 2002(3)                                                     8,987         9,289
 8.50% 2008-2023                                                   11,458        12,039
 9.00% 2001-2022                                                   12,940        13,810
 9.50% 2009-2022                                                   10,338        11,056
 10.00% 2017-2025                                                  22,050        24,404
 10.50% 2004-2020                                                   1,776         1,963
 11.00% 2000-2020                                                   3,209         3,587
 12.25% 2013                                                           19            20      11.12
Government National Mortgage Assn.:
 5.00% 2026-2027(3)                                                12,902        12,888
 6.00% 2025-2026(3)                                                 4,900         4,924
 6.50% 2024(3)                                                      1,011           982
 6.875% 2021-2023(3)                                               13,426        13,772
 7.00% 2007-2024(3)                                                21,356        21,763
 7.125% 2021-2024(3)                                               40,095        41,286
 7.375% 2016-2024(3)                                               18,415        18,941
 8.00% 2023                                                         1,113         1,160
 8.50% 2007-2023                                                   19,866        21,027
 9.00% 2008-2026                                                   21,769        23,226
 9.50% 2009-2021                                                   22,829        24,772
 9.75% 1999                                                            53            54
 10.00% 2019                                                        9,393        10,479
 10.25% 2012                                                          262           284
 10.50% 2019                                                          125           141
 11.00% 2010-2019                                                     360           413
 11.50% 2010-2013                                                     166           192
 12.50% 2010-2014                                                     427           506      14.71
                                                                          ------------------------
                                                                                384,912      28.77
                                                                          ------------------------

Federal Agency Collateralized Mortgage Obligations(4) - 5.64%

Federal Home Loan Mortgage Corp.:
 Series 1539, Class PL, 6.50% 2008                                  2,000         1,972
 Class B-3, 12.50% 2013                                               131           144
 Series 76, Class F, 9.125% 2020                                    2,279         2,358
 Series 1567, Class A, 6.0875% 2023(3)                              2,279         2,115        .49
Federal National Mortgage Assn.:
 Series 91-50, Class H, 7.75% 2006                                 15,131        15,542
 Series 91-146, Class Z, 8.00% 2006                                 3,981         4,069
 Trust D2, 11.00% 2009                                              3,546         3,954
 Series 97-41, Class B, 7.25% 2014                                  7,967         8,032
 Series 88-16, Class B, 9.50% 2018                                    655           708
 Series 90-93, Class G, 5.50% 2020                                  3,658         3,433
 Series 91-78, Class PK, 8.50% 2020                                10,000        10,338
 Series 90-21, Class Z, 9.00% 2020                                 21,667        22,852       5.15
                                                                          ------------------------
                                                                                 75,517       5.64
                                                                          ------------------------

Federal Agency Obligations--Non-Mortgage -  4.87%

Federal Home Loan Bank Notes:
 6.38% 2003                                                         4,000         3,910
 6.16% 2004                                                        15,000        14,475
 6.27% 2004                                                         3,000         2,914       1.59
Federal Home Loan Mortgage Notes:
 5.78% 2003                                                         2,000         1,913
 6.30% 2003                                                         9,300         9,071
 6.39% 2003                                                         2,000         1,958
 6.50% 2003                                                         2,000         1,966
 6.61% 2003                                                        16,650        16,431
 6.19% 2004                                                        10,000         9,645       3.06
Federal National Mortgage Assn. Medium-Term Notes,
 6.14% 2004                                                         3,000         2,888        .22
                                                                          ------------------------
                                                                                 65,171       4.87
                                                                          ------------------------


U.S. Treasury Obligations -  22.00%

9.25% August 1998                                                  22,250        22,952       1.72
5.125% November 1998                                               17,500        17,350       1.30
9.125% May 1999                                                    13,250        13,919       1.04
6.75% June 1999                                                    34,500        34,958       2.61
6.875% July 1999                                                    5,750         5,843        .44
5.875% November 1999                                               17,000        16,950       1.27
7.75% November 1999                                                 2,250         2,330        .17
7.125% February 2000                                                6,750         6,912        .52
8.00% May 2001                                                      8,000         8,476        .63
13.375% August 2001                                                16,750        20,888       1.56
10.75% February 2003                                                5,000         6,018        .45
10.75% May 2003                                                    21,750        26,334       1.97
11.125% August 2003                                                12,500        15,451       1.15
7.25% May 2004                                                     42,073        44,183       3.30
7.25% August 2004                                                   5,750         6,041        .45
11.625% November 2004                                              23,250        30,207       2.26
6.50% May 2005                                                      1,500         1,512        .11
6.125% August 2007                                                  8,040         7,913        .59
10.375% November 2009                                               5,000         6,107        .46
                                                                          ------------------------
                                                                                294,344      22.00
                                                                          ------------------------
TOTAL BONDS & NOTES (cost: $1,281,297,000)                                    1,287,381      96.22
                                                                          ------------------------


Short-Term Securities

Commercial Paper -  5.84%

E. I. du Pont de Nemours and Co. 5.49% due 09/18/97                15,000        14,959       1.12
General Electric Capital Corp. 5.62% due 09/02/97                  25,000        24,992       1.87
H.J. Heinz Co. 5.51% due 10/03/97                                  13,400        13,332       1.00
Pepsico Inc. 5.50% due 10/01/97                                    15,000        14,929       1.11
Procter & Gamble Co. 5.46% due 09/10/97                            10,000         9,985        .74
                                                                          ------------------------
TOTAL SHORT-TERM SECURITIES (cost: $78,197,000)                                  78,197       5.84
                                                                          ------------------------
TOTAL INVESTMENT SECURITIES (cost: $1,359,494,000)                            1,365,578     102.06

Excess of payables over cash and receivables                                     27,543       2.06
                                                                          ------------------------
Net Assets                                                                   $1,338,035     100.00 %
                                                                              =========    ======


(1) Valued in the market on the basis of its effective maturity -- that is, the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Effective maturity date is shown in parentheses.

(2) Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
resale to the public may require registration.

(3) Coupon rate may change periodically.

(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturity is shorter than the stated maturity.




See Notes to Financial Statements

Intermediate Bond Fund of America
Financial Statements
----------------------------------------                       ------------ -----------
Statement of Assets and Liabilities
at August 31, 1997                                              (dollars in  thousands)
----------------------------------------                       ------------ -----------
Assets:
Investment securities at market
 (cost:  $1,359,494)                                                         $1,365,578
Cash                                                                                314
Receivables for-
 Sales of investments                                               $ 5,880
 Sales of fund's shares                                               3,678
 Accrued interest                                                    13,801      23,359
                                                               ------------ -----------
                                                                              1,389,251
Liabilities:
Payables for-
 Purchases of investments                                            44,366
 Repurchases of fund's shares                                         3,323
 Dividends payable                                                    2,316
 Management services                                                    449
 Accrued expenses                                                       762      51,216
                                                               ------------ -----------
Net Assets at August 31, 1997 -
Equivalent to $13.42 per share on 99,728,961 shares
 of beneficial interest issued and outstanding;
 unlimited shares authorized                                                 $1,338,035
                                                                              =========

Statement of Operations
for the year ended August 31, 1997                              (dollars in  thousands)
                                                               ------------ -----------
Investment Income:
Income:
 Interest                                                                      $ 99,967

Expenses:
 Management services fee                                              5,535
 Distribution expenses                                                4,146
 Transfer agent fee                                                     975
 Reports to shareholders                                                132
 Registration statement and prospectus                                  124
 Postage, stationery and supplies                                       237
 Trustees' fees                                                          29
 Auditing and legal fees                                                 42
 Custodian fee                                                           57
 Taxes other than federal income tax                                     22
 Other expenses                                                          24      11,323
                                                               ------------ -----------
Net investment income                                                            88,644
                                                                            -----------
Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss                                                                (9,914)
Net unrealized (depreciation) appreciation  on investments:
 Beginning of year                                                  (19,744)
 End of year                                                          6,084
                                                               ------------
  Net unrealized appreciation on investments                                     25,828
                                                                            -----------
 Net realized loss and unrealized appreciation
  on investments                                                                 15,914
                                                                            ------------
Net Increase in Net Assets Resulting
 from Operations                                                               $104,558
                                                                              =========

Statement of Changes in Net
 Assets                                                         (dollars in  thousands)
----------------------------------------                   ----------------------------
                                                                 Year ended   August 31
                                                                 August 31,
                                                                       1997        1996
Operations:                                                ----------------- ----------
Net investment income                                            $   88,644  $   98,319
Net realized loss on investments                                     (9,914)     (2,986)
Net change in unrealized appreciation (depreciation)
 on investments                                                      25,828     (28,130)
                                                           ----------------------------
 Net increase in net assets
  resulting from operations                                         104,558      67,203
                                                           ----------------------------


 Dividends Paid From Net Investment Income                          (87,766)    (97,453)
                                                           ----------------------------
Capital Share Transactions:
Proceeds from shares sold:
 45,770,888 and 54,126,644 shares, respectively                     612,621     732,449
Proceeds from shares issued in
 reinvestment of net investment income
 dividends:
 4,954,744 and 5,424,112 shares, respectively                        66,280      73,190
Cost of shares repurchased:
 58,792,101 and 62,787,538
 shares, respectively                                              (786,616)   (847,614)
                                                           ----------------------------
 Net decrease in net assets resulting
  from capital share transactions                                  (107,715)    (41,975)
                                                           ----------------------------
Total Decrease in Net Assets                                        (90,923)    (72,225)

Net Assets:
Beginning of year                                                 1,428,958   1,501,183
                                                           ----------------------------
End of year (including undistributed
 net investment income of $4,237 and
 $3,359, respectively)                                           $1,338,035  $1,428,958
                                                              ============= ============


See Notes to Financial Statements

INTERMEDIATE BOND FUND OF AMERICA
Notes to Financial Statements

1. Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with more than 60 days remaining to maturity are valued at the mean of their representative quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Trustees or a committee thereof. Short-term securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of August 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $6,084,000, of which $15,133,000 related to appreciated securities and $9,049,000 related to depreciated securities. During the year ended August 31, 1997, the fund realized, on a tax basis, a net capital loss of $9,914,000 on security transactions. The fund had available at August 31, 1997 a net capital loss carryforward of $85,565,000 which may be used to offset capital gains realized during subsequent years through 2005 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $1,359,494,000 at August 31, 1997.

3. The fee of $5,535,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended August 31, 1997, distribution expenses under the Plan were $4,146,000. As of August 31, 1997, accrued and unpaid distribution expenses were $667,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $975,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,333,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 1997, aggregate amounts deferred and earnings thereon were $60,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of August 31, 1997, accumulated net realized loss on investments was $92,727,000 and paid-in capital was $1,420,441,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $550,661,000 and $676,185,000, respectively, during the year ended August 31, 1997.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $57,000 includes $44,000 that was paid by these credits rather than in cash.



PER-SHARE DATA AND RATIOS
----------------------------------------------------------------------------------------
                                             Year      ended     August      31
                                       -------------------------------------------------
                                             1997        1996       1995    1994    1993
                                       -------------------------------------------------
Net Asset Value, Beginning
 of Year                                $      13. $   13.52  $   13.38  $14.64  $14.28
                                       -------------------------------------------------

Income from Investment
 Operations:
  Net investment income                       .86        .88        .93     .95    1.00
  Net realized and unrealized
   gain (loss) on investments                 .15       (.27)       .13   (1.20)    .37
   Total from investment               -------------------------------------------------
    operations                                           .61       1.06    (.25)   1.37
                                       -------------------------------------------------
Less Distributions:
 Dividends from net investment
  income                                     (.85)      (.87)      (.92)   (.94)  (1.01)
 Distributions from net realized
  gains                                                                    (.07)
                                       -------------------------------------------------
   Total distributions                       (.85)      (.87)      (.92)  (1.01)  (1.01)
                                       -------------------------------------------------
Net Asset Value, End of Year            $      13. $   13.26  $   13.52  $13.38  $14.64
                                       =================================================
Total Return/1/                             7.83%       4.63%      8.33% (1.80%)   9.95%

Ratios/Supplemental Data:
 Net assets, end of year (in
  millions)                                $1,338     $1,429     $1,501  $1,626  $1,686
 Ratio of expenses to average
  net assets                                 .82%        .80%       .78%    .83%    .82%
 Ratio of net income to
  average net assets                        6.40%       6.53%      6.96%   6.79%   7.00%
 Portfolio turnover rate                   41.55%     48.25 %    71.91 % 52.94 % 42.59 %


/1/Calculated without deducting a sales
charge.  The maximum sales charge is
 4.75% of the fund's offering price.


Independent Auditors' Report

To the Board of Trustees and Shareholders of Intermediate Bond Fund of America:

     We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "fund"), including the schedule of portfolio investments as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/Deloitte & Touche LLP

Los Angeles, California
September 25, 1997

Tax Information (Unaudited)

Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 34% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

Since the amounts above are reported for the FISCAL YEAR and not a CALENDAR YEAR, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 1998 to determine the CALENDAR YEAR amounts to be included on their respective 1997 tax returns. Shareholders should consult their tax advisers.

Tax Information (Unaudited)

Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 34% of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

Since the amounts above are reported for the FISCAL YEAR and not a CALENDAR YEAR, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 1998 to determine the CALENDAR YEAR amounts to be included on their respective 1997 tax returns. Shareholders should consult their tax advisers.


                                 PART C
                     INTERMEDIATE BOND FUND OF AMERCA
                            OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:
 Included in Prospectus - Part A
  Financial Highlights
 Included in Statement of Additional Information - Part B
  Investment Portfolio Notes to Financial Statements
  Statement of Assets and Liabilities Selected Per-Share Data and Ratios Statement of Operations Independent Auditors Report
  Statement of Changes in Net Assets

(B) EXHIBITS:

     1. Copy of Declaration of Trust (December 1987)

     2. Copy of By-laws

  3. None

     4. Copy of specimen share certificate

     5. Copy of Investment Advisory and Service Agreement dated October 25,
1993

     6. Copy of Principal Underwriting Agreement dated November 1, 1989, form of Selling Group Agreement, Supplemental Selling Group Agreement, Bank Selling Group Agreement, Hold Harmless Agreement, and State Addendum to Selling Group Agreement

  7. None

     8. Copy of form of Global Custody Agreement

  9. On file (see SEC file No. 33-19514, Post-Effective Amendment No. 12 filed 10/24/95

    10. On file (see SEC file No. 33-19514, Pre-Effective Amendment No. 1 filed 1/14/88)

 11. Consent of independent auditors

 12. None

    13. Copy of investment letter from the Investment Adviser relating to initial shares dated January 7, 1988

    14. Copies of model plans

    15. Copy of Plan of Distribution (12b-1) dated November 1, 1989

 16. On file (see SEC file Nos. 811-5446 and 33-19514)

 17. Financial data schedule (EDGAR)

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


As of August 31, 1997.



                        Number of

Title of Class          Record Holders



Shares of beneficial    48,060

interest (no par value)




ITEM 27. INDEMNIFICATION.

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests

ITEM 27. INDEMNIFICATION (CONTINUED)

of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained

ITEM 27. INDEMNIFICATION (CONTINUED)

by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange ommission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless inthe opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


        (B)          (1)                            (2)                               (3)



       NAME AND PRINCIPAL            POSITIONS AND OFFICES           POSITIONS AND OFFICES

       BUSINESS ADDRESS              WITH UNDERWRITER                WITH REGISTRANT

       David L. Abzug                Regional Vice President        None
       27304 Park Vista Road
       Van Nuys, CA 91301







       John A. Agar                  Regional Vice President    None

       1501 N. University, Suite 227A

       Little Rock AR 72207



       Robert B. Aprison              Vice President            None

       2983 Bryn Wood Drive

       Madison, WI  53711



S      Richard Armstrong             Assistant Vice President   None



L      William W. Bagnard            Vice President             None





       Steven L. Barnes              Senior Vice President      None

       8000 Town Line Avenue South

       Suite 204

       Minneapolis, MN 55438



B      Carl R. Bauer                 Assistant Vice President   None



       Michelle A. Bergeron           Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       Joseph T. Blair               Senior Vice President      None

       27 Drumlin Road

       West Simsbury, CT  06092



       John A. Blanchard             Regional Vice President    None

       6421 Aberdeen Road

       Mission Hills, KS 66208



       Ian B. Bodell                  Senior Vice President     None

       P.O. Box 1665

       Brentwood, TN 37024-1665



       Michael L. Brethower          Vice President             None

       2320 North Austin Avenue

       Georgetown, TX  78626



       C. Alan Brown                 Regional Vice President    None

       4129 Laclede Avenue

       St. Louis, MO  63108



L      Daniel C. Brown               Senior Vice President      None



H      J. Peter Burns                Vice President             None



       Brian C. Casey                Regional Vice President    None

       9508 Cable Drive

       Kensington, MD  20895



       Victor C. Cassato             Senior Vice President      None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80121

       Christopher J. Cassin          Senior Vice President     None

       111 W. Chicago Avenue, Suite G3

       Hinsdale, IL 60521



       Denise M. Cassin               Vice President            None

       1301 Stoney Creek Drive

       San Ramon, CA 94538



L      Larry P. Clemmensen           Director                   None



L      Kevin G. Clifford             Director, Senior Vice President   None



       Ruth M. Collier               Vice President             None

       145 West 67th St. Ste. 12K

       New York, NY  10023



S      David Coolbaugh               Assistant Vice President      None



       Thomas E. Cournoyer           Vice President             None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell          Senior Vice President      None

       4116 Woodbine Street

       Chevy Chase, MD 20815



L      Carl D. Cutting               Vice President             None



       Daniel J. Delianedis          Regional Vice President    None

       8689 Braxton Drive

       Eden Prairie, MN 55347



       Michael A. Dilella            Vice President             None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill               Senior Vice President      None

       505 E. Main Street

       Jenks, OK 74037



       Kirk D. Dodge                  Senior Vice President     None

       325 E. Eisenhower Parkway
       Suite 106, #16

       Ann Arbor, MI  48108



       Peter J. Doran                Senior Vice President      None

       1205 Franklin Avenue

       Garden City, NY  11530



L      Michael J. Downer             Secretary                  Vice President



       Robert W. Durbin              Vice President             None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards              Vice President             None



L      Paul H. Fieberg               Senior Vice President      None



       John Fodor                     Vice President            None

       15 Latisquama Road

       Southborough, MA 01772



L      Mark P. Freeman, Jr.          Director, President        None



       Clyde E. Gardner              Senior Vice President      None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford           Vice President             None



       Jeffrey J. Greiner             Vice President            None

       12210 Taylor Road

       Plain City, OH 43064



L      Paul G. Haaga, Jr.            Director                   Chairman of the Board



B      Mariellen Hamann              Assistant Vice President    None



       David E. Harper               Senior Vice President      None

       R.D. 1, Box 210, Rte 519

       Frenchtown, NJ  08825



       Ronald R. Hulsey               Vice President            None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish               Regional Vice President    None

       1225 Vista Del Mar Drive

       Delray Beach, FL 33483



L      Robert L. Johansen            Vice President, Controller   None



       Michael J. Johnston           Chairman of the Board      None

       630 Fifth Avenue, 36th Floor

       New York, NY 10111



B      Damien M. Jordan              Vice President                                  None



       V. John Kriss                 Senior Vice President      None

       P. O. Box 274

       Surfside, CA 90743



       Arthur J. Levine              Vice President             None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                 Assistant Vice President   None



       T. Blake Liberty              Regional Vice President    None

       1940 Blake Street, #303

       Denver, CO 80202



L      Lorin E. Liesy                Assistant Vice President   None



L      Susan G. Lindgren             Vice President - Institutional   None

                                     Investment Services



S      Stella Lopez                  Vice President             None



LW     Robert W. Lovelace            Director                   None



       Steve A. Malbasa               Vice President            None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel              Senior Vice President      None

       5241 South Race Street

       Littleton, CO 80121



L      J. Clifton Massar             Director, Senior Vice President   None



L      E. Lee McClennahan            Senior Vice President      None



L      Jamie R. McCrary              Assistant Vice President                        None



S      John V. McLaughlin            Senior Vice President      None



       Terry W. McNabb               Vice President             None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat            Vice President - Institutional   None

                                     Investment Services



       David R. Murray                Vice President            None

       25701 S.E. 32nd Place

       Issaquah, WA  98027



       Stephen S. Nelson             Vice President             None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                Regional Vice President    None

       304 River Oaks Road

       Brentwood, TN 37027



       Peter A. Nyhus                Regional Vice President    None

       3084 Wilds Ridge Court

       Prior Lake, MN 55372



       Eric P. Olson                 Regional Vice President    None

       62 Park Drive

       Glenview, IL 60025



       Fredric Phillips               Vice President            None

       32 Ridge Avenue

       Newton Centre, MA  02159



B      Candance D. Pilgrim           Assistant Vice President   None



       Carl S. Platou                Regional Vice President    None

       4021 96th Avenue, S.E.

       Mercer Island, WA 98040



L      John O. Post, Jr.             Vice President             None



S      Richard P. Prior              Assistant Vice President   None



       Steven J. Reitman             Vice President             None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts               Vice President            None

       12025 Delmahoy Drive

       Charlotte, NC  28277



       George S. Ross                Senior Vice President      None

       55 Madison Avenue

       Morristown, NJ  07962



L      Julie D. Roth                 Vice President             None



L      James F. Rothenberg           Director                   None



       Douglas F. Rowe               Regional Vice President    None
       30008 Oakland Hills Drive



       Georgetown, TX 78628



       Christopher Rowey             Regional Vice President    None

       9417 Beverlywood Street

       Los Angeles, CA 90034



       Dean B. Rydquist              Vice President             None

       1080 Bay Pointe Crossing

       Alpharetta, GA 30202



       Richard R. Samson             Vice President             None

       4604 Glencoe Avenue, Ste. 4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti           Regional Vice President    None

       31465 St. Andrews

       Westlake, OH 44145



L      Daniel B. Seivert             Assistant Vice President   None



L      R. Michael Shanahan           Director                   None



       David W. Short                Director, Senior Vice President   None

       1000 RIDC Plaza, Suite 212

       Pittsburgh, PA  15238



       William P. Simon, Jr.         Senior Vice President      None

       554 Canterbury Lane

       Berwyn, PA  19312



L      John C. Smith                 Vice President - Institutional Investment Services   None



L      Mary E. Smith                 Vice President - Institutional Investment Services   None



       Rodney G. Smith               Vice President             None

       100 N. Central Expressway, Suite 1214

       Richardson, TX 75080



       Nicholas D. Spadaccini      Regional Vice President                     None

       855 Markley Woods Way
       Cincinnati, OH 45230



L      Kristen J. Spazafumo          Assistant Vice President                          None



       Daniel S. Spradling           Senior Vice President      None

       4 West Fourth Avenue, Suite 406

       San Mateo, CA  94402



B      Max D. Stites                 Vice President             None



       Thomas A. Stout               Regional Vice President    None

       12913 Kendale Lane

       Bowie, MD 20715



       Craig R. Strauser             Regional Vice President    None

       3 Dover Way

       Lake Oswego, OR 97034



       Francis N. Strazzeri           Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA 91361



L      Drew Taylor                   Assistant Vice President   None



S      James P. Toomey                Vice President            None



I      Christopher E. Trede           Vice President            None



       George F. Truesdail           Vice President             None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith          Regional Vice President    None

       60 Reedland Woods Way

       Tiburon, CA 94920



H      Andrew J. Ward                Vice President                                  None



L      David M. Ward                 Vice President -Institutional Investment Services   None



       Thomas E. Warren              Regional Vice President    None

       1701 Starling Drive

       Sarasota, FL  34231



L      J. Kelly Webb                 Senior Vice President, Treasurer   None







       Gregory J. Weimer             Vice President             None

       125 Surrey Drive

       Canonsburg, PA  15317



B      Timothy W. Weiss              Director                   None



       N. Dexter Williams            Senior Vice President      None
       25 Whitside Court
       Danville, CA 94526



       Timothy J. Wilson             Regional Vice President    None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly              Vice President            None



H      Marshall D. Wingo             Director, Senior Vice President   None



L      Robert L. Winston             Director, Senior Vice President   None



       Laurie B. Wood                Regional Vice President    None

       3500 W. Camino de Urania

       Tucson, AZ 85741



       William R. Yost               Regional Vice President    None

       9320 Overlook Trail

       Eden Prairie, MN 55347



       Janet M. Young                Regional Vice President    None

       1616 Vermont

       Houston, TX 77006



       Scott D. Zambon               Regional Vice President    None

       320 Robinson Drive

       Tustin Ranch, CA 92782




L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX  78230
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

(c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92621.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230 and 5300 Robin Hood Road, Norfolk, VA 23514.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32.  UNDERTAKINGS.

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 1997.

   INTERMEDIATE BOND FUND OF AMERICA

   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 27, 1997, by the following persons in the capacities indicated.

                SIGNATURES                              TITLE
(1) Principal Executive Officer:
  /s/ Abner D. Goldstine                 President and Trustee
    (Abner D. Goldstine)
(2) Principal Financial Officer and Principal Accounting Officer:
 /s/ Anthony W. Hynes, Jr.               Treasurer
       (Anthony W. Hynes, Jr.)
(3) Trustees:
     H. Frederick Christie*              Trustee
     Don R. Conlan*/1/                   Trustee
     Diane C. Creel*                     Trustee
     Martin Fenton, Jr.*                 Trustee
     Leonard R. Fuller*                  Trustee
     /s/ Abner D. Goldstine              President and Trustee
     (Abner D. Goldstine)
     /s/ Paul G. Haaga, Jr.              Chairman of the Board
     (Paul G. Haaga, Jr.)
     Herbert Hoover III*                 Trustee
     Richard G. Newman*                  Trustee
     Peter C. Valli*                     Trustee

*By  /s/ Julie F. Williams
     Julie F. Williams, Attorney-in-Fact
/1/ Power of Attorney attached hereto.

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

       /s/ Michael J. Downer
       (Michael J. Downer)

                               POWER OF ATTORNEY

 I, Don R. Conlan, the undersigned Trustee of Intermediate Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Intermediate Bond Fund of America do hereby constitute and appoint Michael J. Downer, Paul G. Haaga, Jr., Mary C. Hall, Anthony W. Hynes, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Intermediate Bond Fund of America, File No. 33-19514, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 16th day of January, 1997.

    /s/ Don R. Conlan
    Don R. Conlan, Trustee